Insurance (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure of summary of insurance revenue and insurance claims and related expenses [abstract]
Summary of Amounts Arising from Insurance Contracts

Insurance Revenue and Insurance Claims and Related Expenses
(millions of Canadian dollars)	For the years ended October 31
	2023	2022
Insurance Revenue
Earned Premiums
Gross	$6,041	$5,740

Reinsurance ceded	753	713

Net earned premiums	5,288	5,027

Fee income and other revenue 1	383	353

Insurance Revenue	5,671	5,380
Insurance Claims and Related Expenses
Gross	3,953	3,094

Reinsurance ceded	248	194
Insurance Claims and Related Expenses	$3,705	$2,900

1	Ceding commissions received and paid are included within fee income and other revenue. Ceding commissions paid and netted against fee income in 2023 were $94 million (2022 – $97 million).

Summary of Movement in Provisions for Unpaid Claims

Movement in Provision for Unpaid Claims
(millions of Canadian dollars)	October 31, 2023			October 31, 2022
	Gross	Reinsurance/ Other recoverable	Net	Gross	Reinsurance/ Other recoverable	Net

Balance as at beginning of year	$4,879	$193	$4,686	$5,096	$217	$4,879
Claims costs for current accident year	3,807	–	3,807	3,292	50	3,242
Prior accident years claims development (favourable) unfavourable	(458)	45	(503)	(446)	44	(490)
Increase (decrease) due to changes in assumptions:
Discount rate	(15)	2	(17)	(340)	(5)	(335)

Provision for adverse deviation	(39)	(3)	(36)	(35)	–	(35)

Claims and related expenses	3,295	44	3,251	2,471	89	2,382
Claims paid during the year for:
Current accident year	(1,799)	–	(1,799)	(1,449)	–	(1,449)

Prior accident years	(1,550)	(103)	(1,447)	(1,218)	(92)	(1,126)

	(3,349)	(103)	(3,246)	(2,667)	(92)	(2,575)

Increase (decrease) in reinsurance/other recoverables	(1)	(1)	–	(21)	(21)	–
Balance as at end of year	$4,824	$133	$4,691	$4,879	$193	$4,686

Summary of Movement in Provisions for Unearned Premiums

Movement in Provision for Unearned Premiums
(millions of Canadian dollars)	October 31, 2023			October 31, 2022
	Gross	Reinsurance	Net	Gross	Reinsurance	Net

Balance as at beginning of year	$2,484	$31	$2,453	$2,343	$25	$2,318
Written premiums	4,936	181	4,755	4,517	171	4,346

Earned premium s	(4,669)	(183)	(4,486)	(4,376)	(165)	(4,211)
Balance as at end of year	$2,751	$29	$2,722	$2,484	$31	$2,453

Incurred Claims by Accident Year

Incurred Claims by Accident Year
(millions of Canadian dollars)	Accident Year
	2014 and prior	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total
Net ultimate claims cost at end of accident year	$6,077	$2,409	$2,438	$2,425	$2,631	$2,727	$2,646	$2,529	$3,242	$3,807
Revised estimates
One year later	5,902	2,367	2,421	2,307	2,615	2,684	2,499	2,367	3,150
Two years later	5,696	2,310	2,334	2,258	2,573	2,654	2,412	2,258
Three years later	5,452	2,234	2,264	2,201	2,522	2,575	2,284
Four years later	5,279	2,162	2,200	2,151	2,465	2,498
Five years later	5,077	2,115	2,159	2,108	2,408
Six years later	4,981	2,100	2,143	2,086
Seven years later	4,974	2,086	2,134
Eight years later	4,943	2,085

Nine years later	4,931

Current estimates of cumulative claims	4,931	2,085	2,134	2,086	2,408	2,498	2,284	2,258	3,150	3,807
Cumulative payments to date	(4,784)	(2,015)	(2,035)	(1,967)	(2,194)	(2,143)	(1,847)	(1,691)	(2,201)	(1,799)
Net undiscounted provision for unpaid claims	147	70	99	119	214	355	437	567	949	2,008	$4,965
Effect of discounting											(630)

Provision for adverse deviation											356
Net provision for unpaid claims											$4,691

Summary of Sensitivity Analysis for Actuarial Assumptions

Sensitivity of Critical Assumptions – Property and Casualty Insurance Contract Liabilities
(millions of Canadian dollars)	As at
	October 31, 2023		October 31, 2022
	Impact on net income (loss) before income taxes	Impact on equity	Impact on net income (loss) before income taxes	Impact on equity
Impact of a 1% change in key assumptions
Discount rate
Increase in assumption	$96	$72	$101	$75
Decrease in assumption	(102)	(77)	(107)	(79)
Margin for adverse deviation
Increase in assumption	(44)	(33)	(44)	(33)

Decrease in assumption	44	33	44	33
Impact of a 5% change in key assumptions
Frequency of claims
Increase in assumption	$(58)	$(44)	$(64)	$(47)
Decrease in assumption	58	44	64	47
Severity of claims
Increase in assumption	(219)	(165)	(222)	(165)

Decrease in assumption	219	165	222	165